Consolidated statements of Cash Flows - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating activities
Profit (loss) before income tax	$ 621,026	$ (17,666)
Adjustments for:
Depreciation of property, furniture, equipment, and lease-hold improvements (Note 6)	468,985	334,184
Depreciation of right-of-use assets (Note 7)	481,244	421,872
Amortization of intangible assets	1,857	1,990
Employee benefits	5,999
Interest payable on Promissory Notes and Convertible Notes (Note 5)	82,588	459,621
Interest expense on lease liabilities (Note 11)	757,618	526,566
Interest on debt and bonus payable and amortization of issuance costs	29,471	21,676
Other financial income	(102,214)	(20,510)
Gain on fair value of derivative financial instrument (Note 8)	(7,287)
Interests and commissions from credit lines	54,378
Gain on termination of lease agreements	(387)
Exchange rate fluctuation	(385,335)	(469,030)
Share-based payment expense (Note 17)	396,054	302,438
Total Adjustments	2,403,997	1,561,141
Increase in inventories	(167,146)	(259,525)
Increase in other current assets and guarantee deposits	(446,657)	(150,082)
Increase in suppliers (including supplier finance arrangements)	728,969	1,013,497
Increase (decrease) in other current liabilities	248,169	68,147
Increase (decrease) on bonus payable to related parties (Note 9)	(79,351)	11,412
Income taxes paid	(309,773)	(301,751)
Net cash flows provided by operating activities	2,378,208	1,942,839
Investing activities
Purchase of property, furniture, equipment, and lease-hold improvements	(1,642,397)	(940,202)
Sale of property and equipment (Note 6)	1,856	2,454
Additions to intangible assets	(1,880)	(799)
Short-term bank deposits (Note 8)	(2,621,393)
Interest earned on short-term investments	91,966	37,354
Net cash flows used in investing activities	(4,171,848)	(901,193)
Financing activities
Payments made on reverse factoring transactions-net of commissions received (Note 5)	(2,266,340)	(1,320,996)
Finance obtained through supplier finance arrangements (Note 5)	2,385,967	1,334,506
Proceeds from Santander and HSBC credit line	58,806	300,314
Payment of debt (Note 5)	(107,557)	(463,437)
Interest payment on debt (Note 5)	(76,691)	(18,077)
Lease payments (Note 11)	(1,139,828)	(859,684)
Payment of principal of Promissory Notes (Notes 5 and 9)	(1,969,602)
Payment of accrued Interests of Promissory Notes (Notes 5 and 9)	(2,955,495)
Proceeds from initial public offering, net of underwriting fees (Note 1)	7,841,837
Initial public offering costs	(23,269)
Net cash flows obtained from (used in) financing activities	1,747,828	(1,027,374)
Net (decrease) increase in cash and cash equivalents	(45,812)	14,272
Effect of foreign exchange movements on cash balances	94,243	1,835
Cash and cash equivalents at beginning of year	1,220,471	984,976
Cash and cash equivalents at end of year	$ 1,268,902	$ 1,001,083